Shareholder Report	12 Months Ended
May 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000228450 [Member]
Shareholder Report [Line Items]
Fund Name	Sparkline Intangible Value ETF
Class Name	Sparkline Intangible Value ETF
Trading Symbol	ITAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sparkline Intangible Value ETF (the “Fund”) for the period of June 1, 2023 to May 31, 2024 (the “Period).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	etf.sparklinecapital.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

During the Period, the Fund returned 24.37% (on a NAV basis). From a high level, this exceptional performance was the result of favorable macroeconomic factors, such as a robust economy, moderating inflation, and healthy corporate profits. The Fund also benefited from rising interest in AI-related investments, given its heavy exposure to firms with innovative intangible assets. In addition, the Fund’s allocation to companies with strong human capital and brand equity contributed meaningfully to returns.
Despite strong absolute performance, the Fund lagged the broader U.S. stock market index over this Period. This underperformance mostly occurred in the final month of the fiscal year, during which U.S. mega-cap tech stocks (e.g., the so-called “Magnificent 7”) surged. Due to its flatter market-cap weighting scheme, the Fund is less concentrated in mega-cap stocks than the market index. While this may lead to underperformance in periods of mega-cap dominance, we believe that diversification will prove beneficial over the long run.

Line Graph [Table Text Block]

PERFORMANCE OF HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (6/28/2021)
Sparkline Intangible Value ETF - NAV	24.37%	4.76%
Sparkline Intangible Value ETF - Market	24.02%	4.72%
Solactive GBS United States 1000 Index	27.55%	7.15%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit etf.sparklinecapital.com for more recent performance information.

Performance Inception Date	Jun. 28, 2021
Net Assets	$ 35,493,918
Holdings Count | holding	152
Advisory Fees Paid, Amount	$ 152,316
Investment Company, Portfolio Turnover	35.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	28.8%(1)
Industrials	17.8%
Communication Services	17.3%
Consumer Discretionary	12.0%
Health Care	11.7%
Financials	6.4%
Consumer Staples	2.6%
Materials	1.6%
Energy	0.7%
Real Estate	0.7%
Money Market Funds	0.3%
Other Assets in Excess of Liabilities (2)	0.1%
Total	100.0%

(1) For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.

(2) Cash, cash equivalents and other assets in excess of liabilities.

ASSET WEIGHTING (as a % of Net Assets)